OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
10. OTHER CURRENT LIABILITIES

The Company’s other current liabilities are summarized below:

	At December 31,
	2015	2016
Payable for purchase of property, plant and equipment	$33,529,239	$21,959,267
Other payables	43,709,026	40,165,675
	$77,238,265	$62,124,942